NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				15 Months Ended	76 Months Ended
	Dec. 06, 2006	Mar. 31, 2013	Mar. 31, 2013	Jul. 05, 2013	Apr. 23, 2013	Dec. 31, 2012	Aug. 22, 2012	Jul. 22, 2013	Mar. 31, 2013
Debt Instrument, Convertible, Associated Derivative Transactions, Description
Debt Instrument, Convertible, Effective Interest Rate								3.25%
Proceeds from Convertible Debt				$ 10,000	$ 20,000	$ 50,000	$ 20,000
Debt Instrument, Convertible, Conversion Ratio			0.30
Derivative, Loss on Derivative			203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)		$ (299,609)	$ 246,508			$ (53,101)			$ (450,376)
Common Stock, Conversion Basis	2,472,089	16,666,667